CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the form of the prospectus that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman International Select Fund, a series of the Registrant, would not have differed from that contained in Post-Effective Amendment No. 188 (“Amendment No. 188”) to the Registrant’s Registration Statement and (b) that Amendment No. 188 was filed electronically.

Dated: September 4, 2015	By:	/s/Claudia A. Brandon
Claudia A. Brandon
Secretary